Segment Information	12 Months Ended
Aug. 31, 2020
Segment Information [Abstract]
Segment Information
24	Segment Information

Sales to external customers by geographic region are detailed as follows:

	Years ended August 31,
	2020	2019	2018

United States	$99,595	$106,607	$100,225
Canada	16,508	15,913	18,425
Other	13,379	21,391	16,743
Americas	129,482	143,911	135,393

United Kingdom	16,170	16,438	17,508
Other	63,700	76,285	67,169
Europe, Middle East and Africa	79,870	92,723	84,677

China	35,727	27,620	20,724
Other	20,504	22,636	28,752
Asia-Pacific	56,231	50,256	49,476
	$265,583	$286,890	$269,546

Sales were allocated to geographic regions based on the country of residence of the related customers.

Long-lived assets by geographic region are detailed as follows:

	As at August 31, 2020				As at August 31, 2019

	Property, plant and equipment	Lease ROU assets	Intangible assets	Goodwill	Property, plant and equipment	Lease ROU assets	Intangible assets	Goodwill

Canada	$29,801	$–	$5,338	$17,827	$29,517	$–	$5,675	$17,487
Finland	487	153	455	8,713	331	–	446	8,547
France	2,027	3,526	9,971	6,055	1,896	–	12,788	5,600
United Kingdom	488	544	1,808	7,695	640	–	2,706	7,014
India	4,083	65	18	–	4,249	–	23	–
China	2,785	4,211	24	–	2,667	–	16	–
United States	6	1,857	–	–	7	–	–	–
Other	45	402	2	–	57	–	–	–
	$39,722	$10,758	$17,616	$40,290	$39,364	$–	$21,654	$38,648